Post-retirement benefits - Summary of amount recognised in balance sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	$ (723)	$ (470)	$ (1,028)
Effect of asset ceiling	(66)	(1)
– Deficits	(1,189)	(1,294)
– Surpluses	466	824
Net (deficit)/surplus on pension plans	(95)	152
Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(95)	152
Effect of asset ceiling	(66)
– Deficits	(561)
– Surpluses	466
Net (deficit)/surplus on pension plans	(95)
Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(628)	(622)
Effect of asset ceiling	0
– Deficits	(628)
– Surpluses	0
Net (deficit)/surplus on pension plans	0
Unfunded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	(628)	(622)
Unfunded | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	0
Unfunded | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	(628)
Plan assets
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	11,138	10,708	14,700
Plan assets | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	11,138	10,708
Plan assets | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	0	0
Present value of defined benefit obligation
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(11,795)	(11,177)	$ (15,728)
Present value of defined benefit obligation | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(11,167)	(10,555)
Present value of defined benefit obligation | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(628)	(622)
Present value of defined benefit obligation | Funded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(10,799)	(10,226)
Present value of defined benefit obligation | Funded | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(10,799)
Present value of defined benefit obligation | Funded | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	0
Present value of defined benefit obligation | Unfunded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(996)	$ (951)
Present value of defined benefit obligation | Unfunded | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(368)
Present value of defined benefit obligation | Unfunded | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	$ (628)